UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13 F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  December 31, 2000"

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
Suite 4900
	"Madison, WI 53718"

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent
"that the person signing the report is authorized to submit it, "
"that all information contained herein is true, correct and "
"complete, and that it is undersood that all required items"
"statements, schedules, lists and tables, are considered " integral part of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Heike E. Tavenner
Title:	Portfolio Administrator
Phone:	608-249-4488
"Signature, Place, and Date of Signing:"

Heike E. Tavenner	"Madison, WI"	14-Feb-01

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	"318,266"

List of Other Included Managers:	NONE

				FORM 13F INFORMATION TABLE
	TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
										0
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	"13,373"	"327,794"	SH		SOLE	NONE	"159,166"	0	"168,628"
BARNES & NOBLE INC	COM	067774 10 9	"15,808"	"596,513"	SH		SOLE	NONE	"324,063"	0	"272,450"
HOME DEPOT INC	COM	437076 10 2	"17,146"	"375,297"	SH		SOLE	NONE	"175,855"	0	"199,442"
INTERPUBLIC GROUP COS INC	COM	460690 10 0	"19,015"	"446,753"	SH		SOLE	NONE	"222,388"	0	"224,365"
CONCORD EFS INC	COM	206197 10 5	"30,299"	"689,592"	SH		SOLE	NONE	"359,333"	0	"330,259"
DISNEY WALT CO	COM DISNEY	254687 10 6	"13,794"	"476,670"	SH		SOLE	NONE	"243,402"	0	"233,268"
MICHROCHIP TECHONOLOGY INC	COM	595017 10 4	"9,984"	"455,091"	SH		SOLE	NONE	"244,106"	0	"210,985"
NEWELL RUBBERMAID INC	COM	651229 10 6	470	"20,675"	SH		SOLE	NONE	"3,400"	0	"17,275"
PEPSICO INC	COM	713448 10 8	"19,942"	"402,359"	SH		SOLE	NONE	"219,981"	0	"182,378"
WALGREEN CO	COM	931422 10 9	"24,657"	"589,702"	SH		SOLE	NONE	"295,066"	0	"294,636"
EXXON MOBIL CORP	COM	30231G 10 2	209	"2,400"	SH		SOLE	NONE	"2,400"	0	0
ROYAL DUTCH PETE CO	NY REG GLD1.25	780257 80 4	953	"15,735"	SH		SOLE	NONE	"2,625"	0	"13,110"
AMERICAN INTL GROUP INC	COM	026874 10 7	"24,104"	"244,556"	SH		SOLE	NONE	"123,764"	0	"120,792"
FISERV INC	COM	337738 10 8	"22,026"	"464,307"	SH		SOLE	NONE	"238,670"	0	"225,637"
FEDERAL HOME LN MTG CORP	COM	313400 30 1	"21,538"	"312,708"	SH		SOLE	NONE	"158,564"	0	"154,144"
ADC TELECOMMUNICATIONS	COM	000886 10 1	"13,827"	"762,887"	SH		SOLE	NONE	"400,198"	0	"362,689"
AMERICAN PWR CONVERSION CORP	COM	029066 10 7	"9,842"	"795,298"	SH		SOLE	NONE	"421,453"	0	"373,845"
DELL COMPUTER CORP	COM	247025 10 9	"8,728"	"500,551"	SH		SOLE	NONE	"261,701"	0	"238,850"
INTUIT	COM	461202 10 3	"14,974"	"379,682"	SH		SOLE	NONE	"186,725"	0	"192,957"
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670 10 8	"1,278"	18	SH		SOLE	NONE	18	0	0
FIRSTAR CORP NEW WIS	COM	33763V 10 9	256	"11,016"	SH		SOLE	NONE	"8,262"	0	"2,754"
MERCK & CO INC	COM	589331 10 7	306	"3,272"	SH		SOLE	NONE	"1,854"	0	"1,418"
TOPPS INC	COM	890786 10 6	110	"12,000"	SH		SOLE	NONE	0	0	"12,000"
QUANTA SVCS INC	COM	74762E 10 2	"17,712"	"550,270"	SH		SOLE	NONE	"323,125"	0	"227,145"
SBC COMMUNICATIONS INC	COM	78387G 10 3	909	"19,035"	SH		SOLE	NONE	"7,329"	0	"11,706"
IMMUNEX CORP NEW	COM	452528 10 2	288	"7,090"	SH		SOLE	NONE	0	0	"7,090"
ELAN PLC	ADR	284131 20 8	"15,706"	"335,508"	SH		SOLE	NONE	"171,997"	0	"163,511"
SCHERING PLOUGH CORP	COM	806605 10 1	250	"4,400"	SH		SOLE	NONE	0	0	"4,400"
TELLABS INC	COM	879664 10 0	557	"9,861"	SH		SOLE	NONE	"2,430"	0	"7,431"
MEDTRONIC INC	COM	585055 10 6	205	"3,400"	SH		SOLE	NONE	0	0	"3,400"
